Debt - Schedule of Material Terms of Outstanding Debt (Details) - 12 months ended Dec. 26, 2020	USD ($)	EUR (€)
1st Lien USD Term Loan
Debt Instrument [Line Items]
Issue Date	Jun. 30, 2019
Issue Principal | $	$ 3,087,000,000
Interest Rate	375 pts above LIBOR
Interest Payment Frequency	Monthly
Maturity Date	Sep. 30, 2024
1st Lien Euro Term Loan
Debt Instrument [Line Items]
Issue Date	Jun. 30, 2019
Issue Principal | €		€ 1,092,000,000
Interest Rate	350 pts above EURIBOR
Interest Payment Frequency	Quarterly
Maturity Date	Sep. 30, 2024